As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.0%
	Consumer Discretionary - 12.8%
4,100,000	Ascena Retail Group, Inc. (a)	$33,333,000
73,200	Bed Bath & Beyond, Inc.	3,290,340
1,644,100	CarMax, Inc. (a)	95,785,266
2,634,600	Carnival Corp.	123,088,512
211,967	Comcast Corp. - Class A	14,254,781
358,000	Garmin Ltd.	19,450,140
813,600	L Brands, Inc.	60,125,040
595,382	Las Vegas Sands Corp.	30,156,098
10,000	McDonald’s Corp.	1,176,500
1,426,000	Ross Stores, Inc.	88,169,580
331,000	Royal Caribbean Cruises Ltd.	23,977,640
3,716,300	Sony Corp. - ADR	124,161,583
160,000	TJX Cos., Inc.	13,075,200
1,338,200	Tribune Media Co. - Class A	49,580,310
1,816,600	tronc, Inc. (b)	27,230,834
165,000	V.F. Corp.	10,300,950
225,000	Walt Disney Co. (The)	21,588,750
		738,744,524

	Consumer Staples - 1.3%
276,000	CVS Health Corp.	25,590,720
70,000	Kellogg Co.	5,789,700
150,000	PepsiCo, Inc.	16,338,000
370,000	Tyson Foods, Inc. - Class A	27,232,000
		74,950,420

	Energy - 1.0%
20,000	EOG Resources, Inc.	1,634,000
95,000	Exxon Mobil Corp.	8,450,250
45,000	National Oilwell Varco, Inc.	1,455,750
60,000	Range Resources Corp.	2,418,600
266,834	Schlumberger Ltd.	21,485,474
800,000	Southwestern Energy Co. (a)	11,664,000
751,300	Transocean Ltd.	8,256,787
		55,364,861

	Financials - 11.6%
75,000	American Express Co.	4,834,500
3,309,900	Charles Schwab Corp. (The)	94,067,358
387,963	CME Group, Inc.	39,665,337
1,316,400	Discover Financial Services	74,824,176
3,282,400	JPMorgan Chase & Co.	209,975,128
484,950	Marsh & McLennan Cos., Inc.	31,885,462
281,600	Mercury General Corp.	15,592,192
459,800	Northern Trust Corp.	31,077,882
1,250,600	Progressive Corp. (The)	40,657,006
2,564,808	Wells Fargo & Co.	123,033,840
		665,612,881

	Health Care - 21.2%
1,125,900	Abbott Laboratories	50,384,025
238,000	AbbVie, Inc.	15,762,740
1,257,000	Agilent Technologies, Inc.	60,474,270
888,500	Amgen, Inc.	152,848,655
2,319,600	AstraZeneca PLC - ADR	79,191,144
329,400	Biogen, Inc. (a)	95,502,942
117,900	Boston Scientific Corp. (a)	2,862,612
2,794,000	Eli Lilly & Co.	231,594,660
266,735	GlaxoSmithKline PLC - ADR	12,021,746
421,600	Johnson & Johnson	52,796,968
569,600	Medtronic PLC	49,914,048
1,775,000	Merck & Co., Inc.	104,121,500
667,250	Novartis AG - ADR	55,555,235
1,072,391	PerkinElmer, Inc.	61,040,496
435,044	Roche Holding AG - CHF	111,095,120
344,000	Sanofi - ADR	14,664,720
436,000	Thermo Fisher Scientific, Inc.	69,254,240
27,000	Zimmer Biomet Holdings, Inc.	3,540,780
		1,222,625,901

	Industrials - 15.2%
1,300,000	AECOM (a)	46,137,000
1,398,500	Airbus Group SE - EUR	82,288,619
95,200	Alaska Air Group, Inc.	6,399,344
3,090,100	American Airlines Group, Inc.	109,698,550
95,000	Boeing Co. (The)	12,697,700
114,000	C.H. Robinson Worldwide, Inc.	7,936,680
315,000	Caterpillar, Inc.	26,069,400
370,000	CSX Corp.	10,482,100
228,000	Curtiss-Wright Corp.	20,289,720
1,030,919	Deere & Co.	80,112,715
911,900	FedEx Corp.	147,636,610
161,950	Honeywell International, Inc.	18,839,643
566,400	Jacobs Engineering Group, Inc. (a)	30,313,728
199,761	Matson, Inc.	7,465,069
275,000	Norfolk Southern Corp.	24,689,500
190,000	Pentair PLC	12,125,800
107,000	Republic Services, Inc.	5,484,820
844,700	Ritchie Bros. Auctioneers, Inc.	28,044,040
53,400	Rockwell Automation, Inc.	6,108,960
157,600	Safran S.A. - EUR	10,712,818
10,000	Siemens AG - EUR	1,085,807
3,480,500	Southwest Airlines Co.	128,813,305
100,000	Tyco International PLC	4,557,000
361,300	United Parcel Service, Inc. - Class B	39,056,530
56,000	United Technologies Corp.	6,028,400
		873,073,858

	Information Technology - 29.3%
1,040,000	Activision Blizzard, Inc.	41,766,400
509,600	Adobe Systems, Inc. (a)	49,869,456
35,000	Alphabet, Inc. - Class A (a)	27,696,900
35,000	Alphabet, Inc. - Class C (a)	26,907,650
651,800	Analog Devices, Inc.	41,604,394
1,690,000	Applied Materials, Inc.	44,430,100
3,527,700	Cisco Systems, Inc.	107,700,681
750,000	Corning, Inc.	16,665,000
675,000	Diebold, Inc.	19,062,000
3,205,100	eBay, Inc. (a)	99,870,916
668,700	EMC Corp.	18,910,836
6,902,600	Hewlett Packard Enterprise Co.	145,092,652
7,669,800	HP, Inc.	107,453,898
1,474,600	Intel Corp.	51,404,556
2,415,800	Keysight Technologies, Inc. (a)	70,637,992
1,029,500	KLA-Tencor Corp.	77,943,445
8,801,300	L.M. Ericsson Telephone Co. - ADR	65,745,711
1,938,100	Microsoft Corp.	109,851,508
4,218,500	NetApp, Inc.	111,157,475
1,534,924	NeuStar, Inc. - Class A (a)	38,664,736
557,900	NVIDIA Corp.	31,856,090
1,803,000	PayPal Holdings, Inc. (a)	67,143,720
1,068,405	QUALCOMM, Inc.	66,860,785
510,000	Teradyne, Inc.	10,072,500
1,647,800	Texas Instruments, Inc.	114,934,050
396,400	Visa, Inc. - Class A	30,939,020
2,332,000	Yahoo!, Inc. (a)	89,059,080
		1,683,301,551

	Materials - 1.1%
50,000	Celanese Corp. - Series A	3,171,000
445,000	Dow Chemical Co. (The)	23,883,150
157,800	E.I. du Pont de Nemours & Co.	10,915,026
65,000	Greif, Inc. - Class A	2,608,450
25,000	LyondellBasell Industries N.V. - Class A	1,881,500
135,900	Monsanto Co.	14,510,043
86,900	Potash Corp. of Saskatchewan, Inc.	1,355,640
180,000	Schweitzer-Mauduit International, Inc.	6,805,800
		65,130,609

	Telecommunication Services - 0.2%
316,270	AT&T, Inc.	13,691,328

	Utilities - 0.3%
372,379	Public Service Enterprise Group, Inc.	17,133,158

	TOTAL COMMON STOCKS
	(Cost $4,225,902,646)	$5,409,629,091

Shares		Value
	SHORT-TERM INVESTMENTS - 5.8%
335,763,232	Dreyfus Treasury Securities Cash Management Fund - 0.18% (c)	$335,763,232
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $335,763,232)	335,763,232
	TOTAL INVESTMENTS
	(Cost $4,561,665,878) - 99.8% ^	5,745,392,323
	Other Assets in Excess of Liabilities - 0.2%	10,519,539
	TOTAL NET ASSETS - 100.0%	$5,755,911,862

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:
	Cost of investments	$4,561,665,878
	Gross unrealized appreciation	1,374,861,935
	Gross unrealized depreciation	(19,135,490)
	Net unrealized appreciation	$1,183,726,445

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Consumer Discretionary - 14.3%
2,145,000	Ascena Retail Group, Inc. (a)	$17,438,850
154,200	Bed Bath & Beyond, Inc.	6,931,290
2,305,178	CarMax, Inc. (a)	134,299,670
1,985,746	Carnival Corp.	92,774,053
2,730,000	DreamWorks Animation SKG, Inc. - Class A (a)	111,848,100
587,500	Gildan Activewear, Inc.	17,219,625
1,513,598	L Brands, Inc.	111,854,892
557,099	Las Vegas Sands Corp.	28,217,065
1,760,000	Norwegian Cruise Line Holdings Ltd. (a)	74,976,000
136,600	Ross Stores, Inc.	8,445,978
1,501,371	Royal Caribbean Cruises Ltd.	108,759,315
1,658,127	Shutterfly, Inc. (a)	88,195,775
3,914,300	Sony Corp. - ADR	130,776,763
126,000	TJX Cos., Inc.	10,296,720
		942,034,096

	Consumer Staples - 0.3%
303,800	Blue Buffalo Pet Products, Inc. (a)	7,801,584
152,000	CVS Health Corp.	14,093,440
		21,895,024

	Energy - 0.5%
30,000	EOG Resources, Inc.	2,451,000
70,000	Frank’s International N.V.	862,400
70,000	National Oilwell Varco, Inc.	2,264,500
70,000	Range Resources Corp.	2,821,700
72,900	Schlumberger Ltd.	5,869,908
675,000	Southwestern Energy Co. (a)	9,841,500
872,000	Transocean Ltd.	9,583,280
		33,694,288

	Financials - 6.2%
3,565,223	Charles Schwab Corp. (The)	101,323,638
106,000	CME Group, Inc.	10,837,440
252,100	Discover Financial Services	14,329,364
4,886,700	E*TRADE Financial Corp. (a)	122,558,436
1,380,000	JPMorgan Chase & Co.	88,278,600
390,350	Marsh & McLennan Cos., Inc.	25,665,512
597,000	Progressive Corp. (The)	19,408,470
625,000	Wells Fargo & Co.	29,981,250
		412,382,710

	Health Care - 33.5%
852,018	Abbott Laboratories	38,127,805
1,924,800	ABIOMED, Inc. (a)	227,068,656
2,952,200	Accuray, Inc. (a)	16,178,056
311,300	Agilent Technologies, Inc.	14,976,643
530,000	Alkermes PLC (a)	26,447,000
1,369,100	Amgen, Inc.	235,526,273
831,500	AstraZeneca PLC - ADR	28,387,410
539,500	Biogen, Inc. (a)	156,417,235
382,700	BioMarin Pharmaceutical, Inc. (a)	38,048,034
1,058,800	Boston Scientific Corp. (a)	25,707,664
1,062,100	Cepheid, Inc. (a)	37,523,993
3,266,400	Eli Lilly & Co.	270,751,896
2,395,543	Epizyme, Inc. (a)	24,817,825
461,400	Illumina, Inc. (a)	76,753,890
5,245,600	ImmunoGen, Inc. (a) (b)	14,582,768
2,722,221	Insulet Corp. (a)	96,339,401
307,337	Johnson & Johnson	38,487,813
494,150	Medtronic PLC	43,302,365
700,000	Merck & Co., Inc.	41,062,000
578,000	Momenta Pharmaceuticals, Inc. (a)	6,508,280
5,888,356	Nektar Therapeutics (a)	101,809,675
516,750	Novartis AG - ADR	43,024,605
200,000	NuVasive, Inc. (a)	12,440,000
200,000	OraSure Technologies, Inc. (a)	1,364,000
337,000	PerkinElmer, Inc.	19,182,040
3,246,614	QIAGEN N.V. (a)	87,009,255
586,500	Roche Holding AG - CHF	149,771,719
5,702,862	Seattle Genetics, Inc. (a)	274,079,548
316,000	Thermo Fisher Scientific, Inc.	50,193,440
105,000	Waters Corp. (a)	16,687,650
12,500	Zimmer Biomet Holdings, Inc.	1,639,250
		2,214,216,189

	Industrials - 11.0%
1,325,000	AECOM (a)	47,024,250
737,700	Airbus Group SE - EUR	43,406,732
4,813,701	American Airlines Group, Inc.	170,886,385
430,100	Avis Budget Group, Inc. (a)	15,797,573
100,000	C.H. Robinson Worldwide, Inc.	6,962,000
55,700	Caterpillar, Inc.	4,609,732
146,000	CIRCOR International, Inc.	8,313,240
276,000	Curtiss-Wright Corp.	24,561,240
1,360,000	Delta Air Lines, Inc.	52,700,000
200,000	FedEx Corp.	32,380,000
179,000	IDEX Corp.	16,072,410
1,150,794	Jacobs Engineering Group, Inc. (a)	61,590,495
1,227,550	JetBlue Airways Corp. (a)	22,500,992
489,000	Ritchie Bros. Auctioneers, Inc.	16,234,800
2,997,700	Southwest Airlines Co.	110,944,877
1,790,900	United Continental Holdings, Inc. (a)	83,975,301
86,000	United Parcel Service, Inc. - Class B	9,296,600
		727,256,627

	Information Technology - 30.7%
1,404,000	Adobe Systems, Inc. (a)	137,395,440
1,478,000	Alibaba Group Holding Ltd. - ADR (a)	121,905,440
116,067	Alphabet, Inc. - Class A (a)	91,848,460
115,530	Alphabet, Inc. - Class C (a)	88,818,309
137,000	Analog Devices, Inc.	8,744,710
51,700	Applied Materials, Inc.	1,359,193
250,000	ASML Holding N.V.	27,405,000
15,046,850	BlackBerry Ltd. (a)	114,356,060
1,515,900	Cisco Systems, Inc.	46,280,427
350,000	Corning, Inc.	7,777,000
1,320,100	Cree, Inc. (a)	37,754,860
154,300	eBay, Inc. (a)	4,807,988
235,000	Electronic Arts, Inc. (a)	17,935,200
667,000	Ellie Mae, Inc. (a)	61,437,370
1,512,000	EMC Corp.	42,759,360
30,000	F5 Networks, Inc. (a)	3,702,600
4,875,400	Flextronics International Ltd. (a)	61,771,318
624,718	FormFactor, Inc. (a)	5,841,113
2,951,700	Hewlett Packard Enterprise Co.	62,044,734
3,304,700	HP, Inc.	46,298,847
1,621,200	Intel Corp.	56,515,032
105,000	Intuit, Inc.	11,653,950
725,000	Jabil Circuit, Inc.	14,753,750
995,150	Keysight Technologies, Inc. (a)	29,098,186
745,000	KLA-Tencor Corp.	56,403,950
7,654,600	L.M. Ericsson Telephone Co. - ADR	57,179,862
6,270,000	Micron Technology, Inc. (a)	86,149,800
2,359,100	Microsoft Corp.	133,713,788
3,567,354	NetApp, Inc.	93,999,778
1,653,100	NeuStar, Inc. - Class A (a)	41,641,589
1,630,000	Nuance Communications, Inc. (a)	26,194,100
687,900	NVIDIA Corp.	39,279,090
34,300	PayPal Holdings, Inc. (a)	1,277,332
1,054,200	QUALCOMM, Inc.	65,971,836
160,000	Rambus, Inc. (a)	2,163,200
1,945,300	Stratasys Ltd. (a)	40,734,582
1,802,895	Texas Instruments, Inc.	125,751,926
866,800	Trimble Navigation Ltd. (a)	22,918,192
1,010,000	Visa, Inc. - Class A	78,830,500
415,000	VMware, Inc. - Class A (a)	30,286,700
120,380	Western Digital Corp.	5,719,254
585,000	Yahoo!, Inc. (a)	22,341,150
		2,032,820,976

	Materials - 0.8%
394,500	Monsanto Co.	42,120,765
100,000	Praxair, Inc.	11,654,000
		53,774,765

	TOTAL COMMON STOCKS
	(Cost $4,449,369,181)	$6,438,074,675

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	33,300

	TOTAL RIGHTS
	(Cost $21,191)	33,300

Shares		Value
	SHORT-TERM INVESTMENTS - 2.8%
182,072,663	Dreyfus Treasury Securities Cash Management Fund - 0.18% (e)	$182,072,663
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $182,072,663)	182,072,663
	TOTAL INVESTMENTS
	(Cost $4,631,463,035) - 100.1%	6,620,180,638
	Liabilities in Excess of Other Assets - (0.1)%	(3,614,337)
	TOTAL NET ASSETS - 100.0%	$6,616,566,301

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:
	Cost of investments	$4,631,463,035
	Gross unrealized appreciation	2,267,598,922
	Gross unrealized depreciation	(278,881,319)
	Net unrealized appreciation	$1,988,717,603

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Consumer Discretionary - 18.6%
24,000	Aaron’s, Inc.	$574,800
2,256,600	Ascena Retail Group, Inc. (a)	18,346,158
1,771,489	Boot Barn Holdings, Inc. (a) (b)	19,061,222
2,077,500	CarMax, Inc. (a)	121,035,150
8,618,500	Chegg, Inc. (a) (b)	46,453,715
130,000	DHX Media Ltd. - CAD	706,928
5,706,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	233,803,499
20,300	Francesca’s Holdings, Corp. (a)	258,013
313,500	Gildan Activewear, Inc.	9,188,685
240,000	IMAX Corp. (a)	7,581,600
3,325,000	Lions Gate Entertainment Corp.	66,466,750
495,000	Norwegian Cruise Line Holdings, Ltd. (a)	21,087,000
35,900	Ollie’s Bargain Outlet Holdings, Inc. (a)	938,426
1,878,701	Royal Caribbean Cruises Ltd.	136,093,100
2,939,700	Shutterfly, Inc. (a) (b)	156,362,643
7,631,400	Sony Corp. - ADR	254,965,074
246,490	Tesla Motors, Inc. (a)	57,873,387
2,080,500	Tribune Media Co. - Class A	77,082,525
1,395,251	tronc, Inc.	20,914,813
3,073,000	Tuesday Morning Corp. (a) (b)	24,245,970
		1,273,039,458

	Consumer Staples - 0.0%
12,000	Post Holdings, Inc. (a)	1,040,040

	Energy - 0.5%
545,400	Cabot Oil & Gas Corp.	13,455,018
40,000	EOG Resources, Inc.	3,268,000
85,800	National Oilwell Varco, Inc.	2,775,630
7,000	Range Resources Corp.	282,170
2,700,000	Rex Energy Corp. (a)	1,750,680
3,866	Schlumberger Ltd.	311,290
1,100,382	Transocean Ltd.	12,093,198
		33,935,986

	Financials - 3.4%
243,600	CME Group, Inc.	24,905,664
223,800	Discover Financial Services	12,720,792
1,844,800	E*TRADE Financial Corp. (a)	46,267,584
905,820	MarketAxess Holdings, Inc.	146,434,861
126,000	Progressive Corp. (The)	4,096,260
		234,425,161

	Health Care - 29.8%
2,147,000	Abaxis, Inc. (b)	106,190,620
1,503,300	Abbott Laboratories	67,272,675
2,262,476	ABIOMED, Inc. (a) (b)	266,904,294
3,630,900	Accuray, Inc. (a)	19,897,332
385,200	Adverum Biotechnologies, Inc. (a)	1,394,424
1,241,000	Alkermes PLC (a)	61,925,900
3,855,000	Arbutus Biopharma Corp. (a) (b)	15,766,950
346,400	Axovant Sciences Ltd. (a)	5,126,720
292,000	Biogen, Inc. (a)	84,659,560
614,000	BioMarin Pharmaceutical, Inc. (a)	61,043,880
99,000	Boston Scientific Corp. (a)	2,403,720
1,046,700	Cepheid, Inc. (a)	36,979,911
7,800,000	Cerus Corp. (a) (b)	57,642,000
436,660	Charles River Laboratories International, Inc. (a)	38,395,514
531,550	Dextera Surgical, Inc. (a) (b)	1,185,356
1,333,800	Eli Lilly & Co.	110,558,682
3,545,784	Epizyme, Inc. (a) (b)	36,734,322
3,775,000	Exact Sciences Corp. (a)	65,609,500
528,102	Flex Pharma, Inc. (a)	6,258,009
2,880,732	Fluidigm Corp. (a) (b)	30,391,723
113,000	Illumina, Inc. (a)	18,797,550
2,886,050	ImmunoGen, Inc. (a)	8,023,219
2,068,956	Insulet Corp. (a)	73,220,353
1,792,583	Momenta Pharmaceuticals, Inc. (a)	20,184,485
11,818,630	Nektar Therapeutics (a) (b)	204,344,113
5,654,349	Novadaq Technologies, Inc. (a) (b)	60,275,360
505,000	NuVasive, Inc. (a)	31,411,000
218,100	OncoMed Pharmaceuticals, Inc. (a)	2,645,553
1,665,900	OraSure Technologies, Inc. (a)	11,361,438
23,300	Penumbra, Inc. (a)	1,591,623
2,330,000	Pfenex, Inc. (a) (b)	18,803,100
5,166,114	QIAGEN N.V. (a)	138,451,855
426,400	Roche Holding AG - CHF	108,887,742
3,947,900	Seattle Genetics, Inc. (a)	189,736,074
3,986,600	Xencor, Inc. (a) (b)	75,506,204
		2,039,580,761

	Industrials - 12.9%
515,000	AECOM (a)	18,277,350
769,000	Alaska Air Group, Inc.	51,692,180
3,500	Allegiant Travel Co.	454,195
4,961,400	American Airlines Group, Inc.	176,129,700
191,000	CIRCOR International, Inc.	10,875,540
21,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	380,100
171,400	Curtiss-Wright Corp.	15,252,886
3,625,900	Delta Air Lines, Inc.	140,503,625
57,700	Esterline Technologies Corp. (a)	3,509,891
604,500	Hawaiian Holdings, Inc. (a)	27,522,885
58,300	Herc Holdings, Inc. (a)	2,060,905
174,900	Hertz Global Holdings, Inc. (a)	8,514,132
977,600	Jacobs Engineering Group, Inc. (a)	52,321,152
6,630,925	JetBlue Airways Corp. (a)	121,544,855
545,000	NCI Building Systems, Inc. (a)	8,839,900
825,000	NN, Inc.	13,917,750
575,372	Ritchie Bros. Auctioneers, Inc.	19,102,351
909,000	Southwest Airlines Co.	33,642,090
477,500	Spirit Airlines, Inc. (a)	20,413,125
152,319	TASER International, Inc. (a)	4,411,158
400	TransDigm Group, Inc. (a)	111,808
3,236,500	United Continental Holdings, Inc. (a)	151,759,485
		881,237,063

	Information Technology - 30.1%
35,000	A10 Networks, Inc. (a)	273,700
1,062,100	Adobe Systems, Inc. (a)	103,937,106
906,200	Alibaba Group Holding Ltd. - ADR (a)	74,743,376
103,370	Alphabet, Inc. - Class A (a)	81,800,816
103,653	Alphabet, Inc. - Class C (a)	79,687,390
22,500	Applied Materials, Inc.	591,525
54,300	Arista Networks, Inc. (a)	3,869,961
150,000	ASML Holding N.V.	16,443,000
2,892,500	Axcelis Technologies, Inc. (a) (b)	30,949,750
735,000	Barracuda Networks, Inc. (a)	16,228,800
22,898,918	BlackBerry Ltd. (a)	174,031,777
334,747	Brocade Communications Systems, Inc.	3,113,147
3,315,899	comScore, Inc. (a) (b)	86,047,579
563,000	Cray, Inc. (a)	17,768,280
1,675,300	Cree, Inc. (a)	47,913,580
294,000	Digimarc Corp. (a)	10,704,540
133,700	eBay, Inc. (a)	4,166,092
135,000	Electronic Arts, Inc. (a)	10,303,200
2,573,900	Ellie Mae, Inc. (a) (b)	237,081,929
1,780,000	EMC Corp.	50,338,400
200,000	F5 Networks, Inc. (a)	24,684,000
1,529,322	FARO Technologies, Inc. (a) (b)	53,342,751
200,900	FEI Co.	21,379,778
300	FireEye, Inc. (a)	5,226
8,053,400	Flextronics International Ltd. (a)	102,036,578
1,478,787	FormFactor, Inc. (a)	13,826,659
3,000,915	Guidance Software, Inc. (a) (b)	17,645,380
396,000	Hewlett Packard Enterprise Co.	8,323,920
496,000	HP, Inc.	6,948,960
500,000	HubSpot, Inc. (a)	27,295,000
224,500	Intuit, Inc.	24,917,255
765,000	Jabil Circuit, Inc.	15,567,750
270,000	Keysight Technologies, Inc. (a)	7,894,800
749,800	KLA-Tencor Corp.	56,767,358
594	Knowles Corp. (a)	7,983
6,736,500	Micron Technology, Inc. (a)	92,559,510
507,500	MINDBODY, Inc. - Class A (a)	8,916,775
22,700	Mobileye N.V. (a)	1,087,557
2,182,492	NetApp, Inc.	57,508,664
1,414,086	NeuStar, Inc. - Class A (a)	35,620,826
302,000	Nimble Storage, Inc. (a)	2,246,880
2,972,406	Nuance Communications, Inc. (a)	47,766,565
1,736,655	NVIDIA Corp.	99,163,001
305,000	OSI Systems, Inc. (a)	18,138,350
16,900	PayPal Holdings, Inc. (a)	629,356
676,300	QUALCOMM, Inc.	42,322,854
172,200	Rambus, Inc. (a)	2,328,144
4,043,600	Rubicon Project, Inc. (The) (a) (b)	57,095,632
8,546,150	ServiceSource International, Inc. (a) (b)	38,628,598
10,035	SMART Technologies, Inc. - Class A (a)	45,057
1,699,500	Stratasys Ltd. (a)	35,587,530
887,900	Trimble Navigation Ltd. (a)	23,476,076
7,100	Twilio, Inc. - Class A (a)	288,473
10,700	Twitter, Inc. (a)	178,048
455,000	Universal Display Corp. (a)	32,232,200
335,000	VMware, Inc. - Class A (a)	24,448,300
99,298	Western Digital Corp.	4,717,648

132,580	Yahoo!, Inc. (a)	5,063,230
		2,060,686,620

	Materials - 0.7%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	2,022,750
284,300	Monsanto Co.	30,354,711
7,697,813	TerraVia Holdings, Inc. (a) (b)	19,475,467
		51,852,928

	Telecom Services - 2.0%
22,995,000	Sprint Corp. (a)	141,189,300

	TOTAL COMMON STOCKS
	(Cost $4,794,183,552)	$6,716,987,317

	RIGHTS - 0.1%
	Health Care - 0.1%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	8,480,089

	TOTAL RIGHTS
	(Cost $675,162)	8,480,089

Shares		Value
	SHORT-TERM INVESTMENTS - 1.8%
122,666,415	Dreyfus Treasury Securities Cash Management Fund - 0.18% (e)	$122,666,415
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $122,666,415)	122,666,415
	TOTAL INVESTMENTS
	(Cost $4,917,525,129) - 99.9% ^	6,848,133,821
	Other Assets in Excess of Liabilities - 0.1%	3,681,565
	TOTAL NET ASSETS - 100.0%	$6,851,815,386

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:
	Cost of investments	$4,917,525,129
	Gross unrealized appreciation	2,454,904,536
	Gross unrealized depreciation	(524,295,844)
	Net unrealized appreciation	$1,930,608,692

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.  In May, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. For public business entities, ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds are considering the impact of this guidance.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).
Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2016.  There were no transfers into or out of Level 1, Level 2 or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$5,409,629,091	$-	$-	$5,409,629,091
	Short-Term Investments	$335,763,232	-	-	335,763,232
	Total Investments			-
	in Securities	$5,745,392,323	$-	$-	$5,745,392,323

Growth Fund	Common Stock(1)	$6,438,074,675	$-	$-	$6,438,074,675
	Rights (Health Care)	-	-	33,300	33,300
	Short-Term Investments	182,072,663	-	-	182,072,663
	Total Investments			-
	in Securities	$6,620,147,338	$-	$33,300	$6,620,180,638

Aggressive	Common Stock(1)	$6,716,987,317	$-	$-	$6,716,987,317
Growth Fund	Rights (Health Care)	-	-	8,480,089	8,480,089
	Short-Term Investments	122,666,415	-	-	122,666,415
	Total Investments			-
	in Securities	$6,839,653,732	$-	$8,480,089	$6,848,133,821

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights

			Aggressive
		Growth Fund	Growth Fund

Balance at October 31, 2015		$-	$-
Purchase (Received)		33,300	8,480,089
Sales		-	-
Realized Gain (Loss)		-	-
Change in unrealized appreciation		-	-
Transfer into Level 3		-	-
Balance at July 31, 2016		$33,300	$8,480,089

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders and terms of the Dyax CVR. Dyax CVR are non-tradable.

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
			Current Period Transactions
Common Stock	Market Value at October 31, 2015		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2016
tronc, Inc. (1)	$17,148,704		$-	$-	$317,905	$-	$27,230,834
Total	$17,148,704		$-	$-	$317,905	$-	$27,230,834

PRIMECAP Odyssey Growth Fund
			Current Period Transactions
Common Stock	Market Value at October 31, 2015		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2016
Boulder Brands, Inc. (2) (3)	$27,363,321		$-	$33,971,556	$-	$7,326,938	N/	A
ImmunoGen, Inc.	78,870,332		-	8,346,825	-	(6,430,111)	14,582,768
Total	$106,233,653		$-	$42,318,381	$-	$896,827	$14,582,768

PRIMECAP Odyssey Aggressive Growth Fund
			Current Period Transactions

Common Stock	Market Value at October 31, 2015		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2016
Abaxis, Inc.	$107,600,030		$194,044	$-	$728,970	$-	$106,190,620
ABIOMED, Inc.	194,489,875		158,177	37,209,631	-	30,211,951	266,904,294
Affymetrix, Inc. (2)(4)	46,064,400		-	70,098,287	-	36,997,265	N/	A
Arbutus Biopharma Corp.	15,609,000		3,883,474	-	-	-	15,766,950
Axcelis Technologies, Inc.	31,640,000		659,700	-	-	-	30,949,750
Boot Barn Holdings, Inc.	20,527,500		4,620,190	343,642	-	(293,345)	19,061,222
Boulder Brands, Inc. (2)(3)	40,846,274		-	50,707,197	-	25,394,449	N/	A
Cerus Corp	35,775,000		1,607,174	-	-	-	57,642,000
Chegg, Inc.	59,246,850		151,773	-	-	-	46,453,715
comScore, Inc.	136,624,775		3,806,500	-	-	-	86,047,579
Dextera Surgical, Inc. (5)	1,072,668		-	-	-	-	1,185,356
DreamWorks Animation SKG, Inc.	115,503,608		-	-	-	-	233,803,499
Dyax, Corp. (2)(6)	211,697,992		-	286,835,096	-	263,822,454	N/	A
Ellie Mae, Inc.	202,826,016		-	19,211,554	-	12,770,306	237,081,929
Epizyme, Inc.	35,771,122		8,173,592	1,377,445	-	(1,282,024)	36,734,322
FARO Technologies, Inc.	50,560,720		1,029,925	-	-	-	53,342,751
Fluidigm Corp.	31,036,937		102,814	-	-	-	30,391,723
Guidance Software, Inc.	16,172,785		727,477	-	-	-	17,645,380
Marrone Bio Innovations, Inc.	5,766,000		-	-	-	-	2,022,750
Nektar Therapeutics	138,497,142		1,962,392	-	-	-	204,344,113
Novadaq Techologies, Inc.	64,781,270		6,706,791	-	-	-	60,275,360
Pfenex, Inc.	41,547,840		380,793	-	-	-	18,803,100
Rubicon Project, Inc. (The) (7)	N/	A	31,613,455	120,518	-	(44,212)	57,095,632
ServiceSource International, Inc.	36,245,895		295,500	-	-	-	38,628,598
Shutterfly, Inc.	127,469,931		-	6,097,454	-	(220,172)	156,362,643
TerraVia Holdings, Inc. (8)	24,920,827		253,857	-	-	-	19,475,467
tronc, Inc. (1) (2)	14,784,466		-	1,199,823	274,076	(2,566,846)	N/	A
Tuesday Morning Corp.	19,900,068		-	3,878,864	-	(4,258,988)	24,245,970
Xencor, Inc. (7)	N/	A	25,434,910	-	-	-	75,506,204
Total	$1,826,978,991		$91,762,538	$477,079,511	$1,003,046	$360,530,838	$1,895,960,927

(1) During the period, Tribune Publishing Co. changed its name to tronc, Inc.
(2) No longer an affiliate as of July 31, 2016.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Boulder Brands, Inc. was acquired in an all cash transaction.
(4) Included in "Proceeds from Securities Sold" are proceeds received when Affymetrix, Inc. was acquired in an all cash transaction.
(5) During the period, Cardica, Inc. changed its name to Dextera Surgical, Inc.
(6) Included in "Proceeds from Securities Sold" are proceeds received when Dyax, Corp. was acquired. In addition to cash, Dyax Corp. shareholders also received Dyax Corp. Contingent Value Rights.
(7) As of October 31, 2015, the company was not an affiliate.
(8) During the period, Solazyme, Inc. changed its name to TerraVia Holdings, Inc.

Item 2. Controls and Procedures.
(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By     /s/ Joel P. Fried
 Joel P. Fried, Co-Chief Executive Officer
Date   9/28/2016

By     /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer
Date   9/28/2016

By    /s/ Alfred W. Mordecai
  Alfred W. Mordecai, Co-Chief Executive Officer
Date   9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joel P. Fried
  Joel P. Fried, Co-Chief Executive Officer
Date   9/28/2016

By     /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer
Date   9/28/2016

By      /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
Date   9/28/2016

By    /s/ Michael J. Ricks
  Michael J. Ricks, Chief Financial Officer
Date   9/28/2016